Other Comprehensive Income (Loss) - Summary of Accumulated Comprehensive Income (Loss) Activity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	$ 172,932	$ 120,040
Net current period change	(13,644)	9,033
Amounts reclassified into earnings	585	(7,767)
Ending balance	135,592	172,932
Foreign currency items
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	(23,227)	(24,811)
Net current period change	(7,435)	1,584
Amounts reclassified into earnings	0	0
Ending balance	(30,662)	(23,227)
Pension and other post-retirement benefit plans
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	(11,896)	(11,512)
Net current period change	53	(178)
Amounts reclassified into earnings	384	(206)
Ending balance	(11,459)	(11,896)
Derivative Instruments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	4,839	4,773
Net current period change	(6,262)	7,627
Amounts reclassified into earnings	201	(7,561)
Ending balance	(1,222)	4,839
Accumulated other comprehensive income (loss)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	(30,284)	(31,550)
Net current period change	(13,644)	9,033
Amounts reclassified into earnings	585	(7,767)
Ending balance	$ (43,343)	$ (30,284)